Lincoln Life & Annuity Company of New York:

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Supplement Dated April 30, 2007

To the Prospectus for Products:

Lincoln VUL-1

The information in this supplement updates and amends certain information contained in the last Product Prospectus you received.  Keep this supplement with your Prospectus for reference.

The following paragraph is added to the “Market Timing” section of the Prospectus:

Market Timing

Under the SEC rules, we are required to: (1) enter into written agreement with each underlying fund or its principal underwriter that obligates us to provide to the underlying fund promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the underlying fund to restrict or prohibit further purchases or transfers by specific policy owners who violate excessive trading policies established by the underlying fund.

Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the underlying fund’s investment adviser, the underlying fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds in which the Separate Account invests, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the funds’ own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some underlying funds also may impose redemption fees on short-term trading (i.e., redemptions of underlying fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the underlying funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.

SUPP–07.15	GW – LNY Market Timing

Lincoln Life & Annuity Company of New York:

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Supplement Dated April 30, 2007

To the Prospectus for Product:

VULcv

The information in this supplement updates and amends certain information contained in the last Product Prospectus you received.  Keep this supplement with your Prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.  The following information is added to the “Funds” section of your prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•                  LVIP Wilshire 2010 Profile Fund (Standard Class)*: Total return.
(Subadvised by Wilshire Associates Incorporated)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2020 Profile Fund (Standard Class)*: Total return.
(Subadvised by Wilshire Associates Incorporated)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2030 Profile Fund (Standard Class)*: Total return.
(Subadvised by Wilshire Associates Incorporated)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2040 Profile Fund (Standard Class)*: Total return.
(Subadvised by Wilshire Associates Incorporated)
This fund will be available as of May 21, 2007. Consult your financial adviser.

* The Lincoln Variable Insurance Products Trust LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund, as well as LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, and LVIP Wilshire Moderately Aggressive Profile Fund are “Fund of Funds” and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.

Fund Expenses:  The following information is added to the “Portfolio Expense Table” in your product prospectus.

Fund	Management Fees	12(b)1 Fee	Other Expenses(1)	Acquired Fund Fees and Expenses(1)	Total Annual Fund Operating Expenses Without waivers or reductions(1)	Total waivers and reductions(1)	Total Fund operating expenses with waivers and reductions(1)
LVIP Wilshire 2010 Profile Fund (Standard Class)(2)(3)(4)	0.25%	0.00%	0.27%	0.72%	1.24%	(0.27)%	0.97%
LVIP Wilshire 2020 Profile Fund (Standard Class)(2)(3)(4)	0.25%	0.00%	0.17%	0.81%	1.23%	(0.17)%	1.06%
LVIP Wilshire 2030 Profile Fund (Standard Class)(2)(3)(4)	0.25%	0.00%	0.15%	0.82%	1.22%	(0.15)%	1.07%
LVIP Wilshire 2040 Profile Fund (Standard Class)(2)(3)(4)	0.25%	0.00%	0.22%	0.91%	1.38%	(0.22)%	1.16%

(1) The expense data presented in these columns is estimated.  None of the Profile Funds listed had commenced operations during 2006.  The estimates utilize the estimates prepared by the Profile Funds listed which are set forth in the prospectus enclosed with this Supplement.  As noted in such prospectus, this estimate assumes purchases of shares of the Acquired Funds based on an assumed “current target allocation”.  Please refer to such prospectus for more comprehensive information.

(2) Effective January 1, 2007 the advisor has contractually agreed to reimburse each fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.25% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(3) In addition to the Annual Fund Operating Expenses, the Lincoln Profile Funds will also bear their portion of the fees and expenses of the acquired funds in which they invest. The “Acquired Fund Fees and Expenses” in the chart are based on the 2006 fees and expenses of the acquired funds that might have been owned by each fund during 2006 had the respective Profile Fund followed the investment objectives and allocations set forth in its prospectus and are provided to show you an estimate of the underlying fees and expenses attributable to each Profile fund. Each fund’s expense ratio will vary based on the actual allocations to the acquired funds that occurred through the year.

(4) “Other Expenses” are based on estimated expenses for the current fiscal year.

The following paragraph is added to the “Market Timing” section of the Prospectus:

Market Timing

Under the SEC rules, we are required to: (1) enter into written agreement with each underlying fund or its principal underwriter that obligates us to provide to the underlying fund promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the underlying fund to restrict or prohibit further purchases or transfers by specific policy owners who violate excessive trading policies established by the underlying fund.

Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the underlying fund’s investment adviser, the underlying fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds in which the Separate Account invests, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the funds’ own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some underlying funds also may impose redemption fees on short-term trading (i.e., redemptions of underlying fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the underlying funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.